SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.SUBSEQUENT EVENTS

The Company evaluated all events and transactions occurring subsequent to February 28, 2026, through the date the unaudited condensed consolidated interim financial statements were issued, for items requiring adjustment to or disclosure in the accompanying unaudited condensed consolidated interim financial statements and notes to the unaudited condensed consolidated interim financial statements. The Company noted no such events or transactions other than those described below.

On March 19, 2026, the Company filed registration statement on Form S-1, which was subsequently amended on April 9, 2026. The registration statement relates to (i) a primary offering of up to 23,422,133 shares of common stock issuable upon the exercise of warrants and up to 5,940,000 shares of common stock issuable upon the conversion of Series A Cumulative Convertible Preferred Stock; and (ii) a secondary offering of up to 30,688,995 shares of common stock and up to 11,922,133 warrants that may be offered for resale from time to time by the selling securityholders named in the registration statement, pursuant to the Company’s registration rights obligations under the registration rights agreement (Note 4) entered into with certain stockholders of the Company in connection with the completion of the de-SPAC transaction.

On March 28, 2026, the board of directors of the Company approved the increase of size of the board of directors to seven. The board of directors of the Company also approved the appointment of Mark Mukhija, CEO of the Company, as the chairman of the board of directors.

On April 6, 2026, the board of directors approved the appointment of Kuljit Basi as a director of the Company.

13.	SUBSEQUENT EVENTS

The Company evaluated all events and transactions occurring subsequent to November 30, 2025, through the date the financial statements were issued for items requiring adjustment to or disclosure in the accompanying financial statements and notes to the financial statements noting no such events or transactions other than those described below.

On December 17, 2025, the Company, as a co-registrant with PubCo, filed an amended Form S-4 with the SEC in respect of the “de-SPAC” transaction in accordance with the Amended BCA.

On January 9, 2026, the Company, as a co-registrant with PubCo, filed an amended Form S-4 with the SEC in respect of the “de-SPAC” transaction in accordance with the Amended BCA.